SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Percentage of entity's revenue	64.62%
Europe | Spain
Disclosure of geographical areas [line items]
Percentage of entity's noncurrent assets	63.00%	62.00%
North America | United States
Disclosure of geographical areas [line items]
Percentage of entity's noncurrent assets	97.00%	96.00%
United States
Disclosure of geographical areas [line items]
Percentage of entity's revenue	53.00%	54.00%	58.00%